UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number: 811-02871

LORD ABBETT DEVELOPING GROWTH FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

Thomas R. Phillips, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 201-6984

Date of fiscal year end: 7/31

Date of reporting period: 10/31/2011

Item 1:	Schedule of Investments.

Schedule of Investments (unaudited)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Shares	Fair Value (000)
LONG-TERM INVESTMENTS 99.12%

COMMON STOCKS 99.12%

Aerospace & Defense 3.46%

BE Aerospace, Inc.*	743,487	$28,052
HEICO Corp.	198,781	11,335
Hexcel Corp.*	1,448,011	35,780

Total		75,167

Automobiles 0.76%

Tesla Motors, Inc.*	560,399	16,459

Biotechnology 6.51%

Amarin Corp. plc ADR*	2,106,567	19,802
BioMarin Pharmaceutical, Inc.*	663,293	22,625
Cepheid, Inc.*	581,290	20,857
Cubist Pharmaceuticals, Inc.*	1,055,154	39,895
Genomic Health, Inc.*	464,012	9,930
Incyte Corp.*	570,572	7,857
Onyx Pharmaceuticals, Inc.*	498,811	20,416

Total		141,382

Capital Markets 2.51%

Cohen & Steers, Inc.	212,363	5,770
Financial Engines, Inc.*	1,553,911	35,289
WisdomTree Investments, Inc.*	1,801,344	13,438

Total		54,497

Chemicals 0.56%

Koppers Holdings, Inc.	367,724	12,168

Commercial Banks 2.86%

Bank of the Ozarks, Inc.	558,433	13,888
Home BancShares, Inc.	436,583	10,238
Signature Bank*	308,583	17,204
SVB Financial Group*	370,292	17,011
Texas Capital Bancshares, Inc.*	136,597	3,825

Total		62,166

Commercial Services & Supplies 2.71%

Clean Harbors, Inc.*	721,801	42,059
Higher One Holdings, Inc.*	947,737	16,718

Total		58,777

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Shares	Fair Value (000)
Communications Equipment 3.49%

Aruba Networks, Inc.*	1,309,164	$31,014
JDS Uniphase Corp.*	1,345,745	16,149
NETGEAR, Inc.*	49,800	1,766
Riverbed Technology, Inc.*	971,907	26,805

Total		75,734

Computers & Peripherals 4.03%

Fortinet, Inc.*	1,681,380	38,772
Fusion-io, Inc.*	1,182,366	36,677
Synaptics, Inc.*	353,823	11,956

Total		87,405

Construction & Engineering 0.72%

MYR Group, Inc.*	816,590	15,752

Consumer Finance 0.46%

DFC Global Corp.*	451,765	9,903

Diversified Consumer Services 0.38%

K12, Inc.*	236,053	8,274

Diversified Financial Services 1.08%

MarketAxess Holdings, Inc.	804,441	23,514

Electrical Equipment 0.27%

Polypore International, Inc.*	110,341	5,787

Electronic Equipment, Instruments & Components 4.08%

Cognex Corp.	533,753	18,089
FARO Technologies, Inc.*	720,271	30,093
IPG Photonics Corp.*	106,777	5,644
Maxwell Technologies, Inc.*	979,498	19,561
Universal Display Corp.*	322,749	15,114

Total		88,501

Energy Equipment & Services 1.87%

C&J Energy Services, Inc.*	1,370,277	23,103
CARBO Ceramics, Inc.	129,148	17,545

Total		40,648

Food & Staples Retailing 1.18%

PriceSmart, Inc.	338,173	25,715

Food Products 0.10%

Diamond Foods, Inc.	32,632	2,146

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Shares	Fair Value (000)
Health Care Equipment & Supplies 5.31%

Align Technology, Inc.*	620,892	$14,299
DexCom, Inc.*	599,833	5,872
Endologix, Inc.*(a)	4,267,730	46,476
Insulet Corp.*	341,825	5,579
NxStage Medical, Inc.*	894,515	20,565
Tornier NV (Netherlands)*(b)	565,575	13,144
Volcano Corp.*	90,510	2,256
ZELTIQ Aesthetics, Inc.*	492,800	7,022

Total		115,213

Health Care Providers & Services 0.28%

Catalyst Health Solutions, Inc.*	109,630	6,026

Health Care Technology 1.22%

athenahealth, Inc.*	203,638	10,774
SXC Health Solutions Corp.*	335,723	15,719

Total		26,493

Hotels, Restaurants & Leisure 2.09%

BJ’s Restaurants, Inc.*	475,974	25,193
Peet’s Coffee & Tea, Inc.*	315,230	20,087

Total		45,280

Household Durables 3.04%

iRobot Corp.*	663,049	22,451
SodaStream International Ltd. (Israel)*(b)	153,060	5,216
Tempur-Pedic International, Inc.*	563,948	38,382

Total		66,049

Information Technology Services 0.80%

ServiceSource International, Inc.*	1,301,541	17,323

Internet & Catalog Retail 0.41%

Shutterfly, Inc.*	215,209	8,968

Internet Software & Services 5.05%

Bankrate, Inc.*	1,677,478	32,661
Carbonite, Inc.*	307,119	3,876
Cornerstone OnDemand, Inc.*	714,655	10,298
Liquidity Services, Inc.*	658,465	21,440
LivePerson, Inc.*	1,390,738	17,509
Responsys, Inc.*	1,461,846	15,963
Vocus, Inc.*	384,532	7,837

Total		109,584

Life Sciences Tools & Services 0.53%

Luminex Corp.*	523,202	11,489

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Shares	Fair Value (000)
Machinery 6.72%

Chart Industries, Inc.*	524,828	$29,658
Middleby Corp. (The)*	318,727	26,862
RBC Bearings, Inc.*	568,499	23,024
Robbins & Myers, Inc.	852,528	38,100
Westport Innovations, Inc. (Canada)*(b)	931,516	28,178

Total		145,822

Metals & Mining 0.79%

Materion Corp.*	646,608	17,096

Oil, Gas & Consumable Fuels 6.80%

Golar LNG Ltd.	679,209	27,460
Kodiak Oil & Gas Corp.*	5,284,531	36,516
Oasis Petroleum, Inc.*	922,315	27,061
Rex Energy Corp.*	1,642,365	25,424
Rosetta Resources, Inc.*	703,540	31,195

Total		147,656

Pharmaceuticals 0.76%

Jazz Pharmaceuticals, Inc.*	63,796	2,486
Medicines Co. (The)*	748,142	14,005

Total		16,491

Professional Services 1.24%

Advisory Board Co. (The)*	127,208	7,792
CoStar Group, Inc.*	310,441	19,101

Total		26,893

Real Estate Management & Development 1.12%

Altisource Portfolio Solutions SA (Luxembourg)*(b)	602,569	24,253

Road & Rail 2.01%

Genesee & Wyoming, Inc. Class A*	530,085	31,387
Zipcar, Inc.*	599,918	12,268

Total		43,655

Semiconductors & Semiconductor Equipment 3.34%

Cavium, Inc.*	705,855	23,074
Cypress Semiconductor Corp.*	1,390,297	26,569
Silicon Laboratories, Inc.*	229,809	9,824
Teradyne, Inc.*	903,220	12,934

Total		72,401

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(continued)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Shares	Fair Value (000)
Software 9.64%

Ariba, Inc.*	537,286	$17,021
BroadSoft, Inc.*	444,152	15,989
CommVault Systems, Inc.*	500,281	21,302
Concur Technologies, Inc.*	138,308	6,434
NetSuite, Inc.*	1,092,522	41,560
SolarWinds, Inc.*	1,328,232	38,333
Sourcefire, Inc.*	934,713	25,751
SS&C Technologies Holdings, Inc.*	448,838	7,119
Synchronoss Technologies, Inc.*	1,189,148	35,746

Total		209,255

Specialty Retail 4.56%

Dick’s Sporting Goods, Inc.*	820,790	32,085
Hibbett Sports, Inc.*	53,723	2,213
Monro Muffler Brake, Inc.	545,566	20,235
Teavana Holdings, Inc.*	253,969	5,806
Ulta Salon, Cosmetics & Fragrance, Inc.*	518,671	34,901
Vitamin Shoppe, Inc.*	97,910	3,692

Total		98,932

Textiles, Apparel & Luxury Goods 5.87%

Deckers Outdoor Corp.*	334,777	38,580
lululemon athletica, Inc. (Canada)*(b)	204,407	11,545
Steven Madden Ltd.*	631,403	23,299
True Religion Apparel, Inc.*	329,013	11,160
Under Armour, Inc. Class A*	474,010	40,011
Vera Bradley, Inc.*	60,779	2,753

Total		127,348

Thrifts & Mortgage Finance 0.51%

Ocwen Financial Corp.*	770,719	11,175

Total Common Stocks (cost $1,809,368,920)		2,151,397

See Notes to Schedule of Investments.

Schedule of Investments (unaudited)(concluded)

LORD ABBETT DEVELOPING GROWTH FUND, INC. October 31, 2011

Investments	Principal Amount (000)	Fair Value (000)
SHORT-TERM INVESTMENT 1.70%

Repurchase Agreement

Repurchase Agreement dated 10/31/2011, 0.01% due 11/1/2011 with Fixed Income Clearing Corp. collateralized by $35,980,000 of U.S. Treasury Note at 4.75% due 8/15/2012; value: $37,509,150; proceeds: $36,771,773 (cost $36,771,763)	$36,772	$36,772

Total Investments in Securities 100.82% (cost $1,846,140,683)		2,188,169

Liabilities in Excess of Other Assets (0.82)%		(17,710)

Net Assets 100.00%		$2,170,459

ADR American Depositary Receipt.

*	Non-income producing security.
(a)	Affiliated issuer (holding represents 5% or more of the underlying issuer’s outstanding voting shares).(See Note 4).
(b)	Foreign security traded in U.S. dollars.

See Notes to Schedule of Investments.

Notes to Schedule of Investments (unaudited)

1. ORGANIZATION

Lord Abbett Developing Growth Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was incorporated under Maryland law on August 21, 1978. The Fund’s predecessor corporation was organized on July 11, 1973.

The Fund’s investment objective is long-term growth of capital through a diversified and actively managed portfolio consisting of developing growth companies, many of which are traded over the counter.

2. SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation-Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange LLC. The Fund may rely on an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management and approved in good faith by the Board of Directors. Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions-Security transactions are recorded as of the date that the securities are purchased or sold (trade date).

(c)	Repurchase Agreements-The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a Fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(d)	Fair Value Measurements-Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk - for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below:

•	Level 1 - unadjusted quoted prices in active markets for identical investments;

•	Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Notes to Schedule of Investments (unaudited)(concluded)

The following is a summary of the inputs used as of October 31, 2011 in valuing the Fund’s investments carried at fair value:

Investment Type*	Level 1 (000)	Level 2 (000)	Level 3 (000)	Total (000)
Common Stocks	$2,151,397	$—	$—	$2,151,397
Repurchase Agreement	—	36,772	—	36,772

Total	$2,151,397	$36,772	$—	$2,188,169

*	See Schedule of Investments for fair values in each industry.

3. FEDERAL TAX INFORMATION

As of October 31, 2011, the aggregate unrealized security gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,862,721,958

Gross unrealized gain	374,111,067
Gross unrealized loss	(48,663,825)

Net unrealized security gain	$325,447,242

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to certain securities and wash sales.

4. TRANSACTIONS WITH AFFILIATED ISSUERS

An affiliated issuer is one in which a Fund has ownership of at least 5% of the outstanding voting securities of the underlying issuer at any point during the fiscal year. The Fund had the following transactions with affiliated issuers during the period ended October 31, 2011:

Affiliated Issuer	Balance of Shares Held at 7/31/2011	Gross Additions	Gross Sales	Balance of Shares Held at 10/31/2011	Value at 10/31/2011	Net Realized Gain 8/1/2011 to 10/31/2011(a)	Dividend Income 8/1/2011 to 10/31/2011(a)
Endologix, Inc.	3,945,204	322,526	—	4,267,730	$46,475,580	—	—

(a)	Represents realized gain and dividend income earned only when the issuer was an affiliate of the Fund.

Item 2:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3:	Exhibits.

Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT DEVELOPING GROWTH FUND, INC.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Dow
Robert S. Dow
Chief Executive Officer and Chairman

Date: December 20, 2011

By:	/s/ Joan A. Binstock
Joan A. Binstock
Chief Financial Officer and Vice President

Date: December 20, 2011